Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	BONDS — 66.8%
	CORPORATE — 66.8%
	BASIC MATERIALS — 3.0%
200,000	Celanese U.S. Holdings LLC 6.500%, 4/15/2030[2]	$202,664
450,000	Kronos International, Inc. 9.500%, 3/15/2029[2,3]	501,345
100,000	SCIL USA Holdings LLC 9.500%, 7/15/2028[2]	119,212
250,000	Sibanye-Stillwater UK Financing PLC 6.250%, 11/15/2031[2,4]	246,243
100,000	Stillwater Mining Co. 4.500%, 11/16/2029[2]	95,187
275,000	ViaSat, Inc. 5.625%, 4/15/2027[2,3]	274,604
		1,439,255
	COMMUNICATIONS — 18.0%
	Altice France S.A.
224,680	9.500%, 11/1/2029[2,3,4]	227,720
200,000	6.875%, 10/15/2030[2,3,4]	195,426
601,000	AMC Networks, Inc. 10.500%, 7/15/2032[2,3]	618,537
500,000	AP Core Holdings II LLC 11.000%, 5/15/2031[2,3]	522,247
408,000	Belo Corp. 7.250%, 9/15/2027	417,784
400,000	Cars.com, Inc. 6.375%, 11/1/2028[2,3]	397,540
128,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 5/1/2027[2,3]	127,824
250,000	Connect U.S. Finco LLC 9.000%, 9/15/2029[2,3,4]	262,472
	Directv Financing LLC
422,000	8.875%, 2/1/2030[2,3]	429,272
531,000	10.000%, 2/15/2031[2,3]	555,392
84,000	Discovery Global Holdings, Inc. 4.054%, 3/15/2029[2]	82,570
701,138	EchoStar Corp. 6.750%, 11/30/2030[2]	711,969
218,000	Gray Media, Inc. 10.500%, 7/15/2029[2,3]	230,045
	Hughes Satellite Systems Corp.
550,000	5.250%, 8/1/2026	403,975
512,000	6.625%, 8/1/2026	219,314
250,000	SoftBank Group Corp. 5.125%, 9/19/2027[2,4]	247,213

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
240,000	6.250%, 4/15/2028[2,4]	$240,066
200,000	7.625%, 10/22/2029[2,4]	198,007
250,000	Space Exploration Technologies Corp. 5.350%, 7/15/2031[2,3]	243,075
350,000	ViaSat, Inc. 6.500%, 7/15/2028[2,3]	348,029
1,002,000	Victoria's Secret & Co 4.625%, 7/15/2029[2]	973,662
991,000	Windstream Services LLC 8.250%, 10/1/2031[2,3]	1,031,750
		8,683,889
	CONSUMER, CYCLICAL — 5.7%
161,000	Adient Global Holdings Ltd. 8.250%, 4/15/2031[2,3,4]	167,510
800,000	Allwyn Entertainment Financing UK PLC 7.875%, 4/30/2029[2,3,4]	818,189
370,000	Cooper-Standard Automotive, Inc. 9.250%, 3/1/2031[2,3]	378,014
149,148	JetBlue Pass-Through Trust 7.750%, 5/15/2030	150,227
400,000	K Hovnanian Enterprises, Inc. 8.000%, 4/1/2031[2,3]	407,967
633,000	Scientific Games International, Inc. 7.250%, 11/15/2029[2,3]	643,984
134,000	Scotts Miracle-Gro Co. 5.250%, 12/15/2026[2]	134,222
50,000	Victra Holdings LLC 8.750%, 9/15/2029[2,3]	50,951
		2,751,064
	CONSUMER, NON-CYCLICAL — 13.9%
400,000	Alarm.com Holdings, Inc. 2.250%, 6/1/2029[5]	393,564
450,000	Alta Equipment Group, Inc. 9.000%, 6/1/2029[2,3]	431,853
500,000	Block, Inc. 5.625%, 8/15/2030[2,3]	497,755
250,000	Endo Finance Holdings, Inc. 8.500%, 4/15/2031[2,3]	263,423
267,000	Herbalife Ltd. 4.250%, 6/15/2028[4,5]	301,870
561,000	HLF Financing Sarl LLC / Herbalife International, Inc. 4.875%, 6/1/2029[2,3]	522,082

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
775,000	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc. 9.000%, 2/15/2029[2,3]	$808,248
	Radiology Partners, Inc.
858,542	9.781%, 2/15/2030[2,3]	852,375
250,000	8.500%, 7/15/2032[2,3]	263,030
236,000	Shift4 Payments, Inc. 0.500%, 8/1/2027[5]	225,678
400,000	Sotheby's 8.250%, 4/15/2031[2,3]	399,967
500,000	Spectrum Brands, Inc. 3.375%, 6/1/2029[5]	523,150
261,000	Tenet Healthcare Corp. 6.125%, 10/1/2028[2]	261,319
868,000	United Rentals North America, Inc. 6.000%, 12/15/2029[2,3]	877,920
75,000	Viking Baked Goods Acquisition Corp. 8.625%, 11/1/2031[2,3]	75,578
		6,697,812
	ENERGY — 6.1%
100,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 9.750%, 7/15/2028[2,3]	103,320
975,000	CITGO Petroleum Corp. 8.375%, 1/15/2029[2,3]	1,003,954
400,000	CVR Energy, Inc. 7.500%, 2/15/2031[2,3]	405,546
124,000	Delek Logistics Partners LP / Delek Logistics Finance Corp. 8.625%, 3/15/2029[2,3]	128,708
931,000	PBF Holding Co. LLC / PBF Finance Corp. 9.875%, 3/15/2030[2,3]	997,891
	Sunoco LP
250,000	5.875%, 7/15/2027[2,3]	250,227
53,000	5.875%, 3/15/2028[2]	53,045
		2,942,691
	FINANCIAL — 6.5%
400,000	HAT Holdings I LLC / HAT Holdings II LLC 3.750%, 9/15/2030[3]	370,852
1,245,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 9.750%, 1/15/2029[2]	1,240,828
350,000	Iron Mountain, Inc. 5.250%, 3/15/2028[2,3]	348,920
142,000	Jefferson Capital Holdings LLC 8.250%, 5/15/2030[2,3]	148,351

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
200,000	Service Properties Trust 8.625%, 11/15/2031[2,3]	$210,285
182,000	StoneX Group, Inc. 7.875%, 3/1/2031[2,3]	189,689
580,000	XHR LP 6.625%, 5/15/2030[2,3]	593,084
		3,102,009
	INDUSTRIAL — 3.8%
171,869	IHS Netherlands Holdco B.V. 8.000%, 9/18/2027[2,3,4]	171,940
812,266	INNOVATE Corp. 10.500%, 2/1/2027[3]	709,717
110,000	Mauser Packaging Solutions Holding Co. 7.875%, 4/15/2030[2,3]	112,269
800,000	Rand Parent LLC 8.500%, 2/15/2030[2,3]	821,066
		1,814,992
	TECHNOLOGY — 6.6%
343,000	ams-OSRAM A.G. 7.250%, 5/31/2032[2,3]	399,548
300,000	Cloud Software Group, Inc. 6.500%, 3/31/2029[2,3]	292,836
950,000	Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028[2,3]	951,623
175,000	Diebold Nixdorf, Inc. 7.750%, 3/31/2030[2,3]	182,070
466,000	Evolent Health, Inc. 4.500%, 8/15/2031[3,5]	313,094
550,000	NCR Atleos Escrow Corp. 9.500%, 4/1/2029[2,3]	583,599
525,000	Oracle Corp. 2.950%, 4/1/2030[2]	471,964
		3,194,734
	UTILITIES — 3.2%
597,000	NRG Energy, Inc. 5.750%, 7/15/2029[2,3]	596,980

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
910,000	PG&E Corp. 4.250%, 12/1/2027[5]	$934,342
		1,531,322
	TOTAL CORPORATE
	(Cost $32,396,751)	32,157,768

	TOTAL BONDS
	(Cost $32,396,751)	32,157,768

Number of Shares
	COMMON STOCKS — 2.1%
	CONSUMER, CYCLICAL — 1.6%
9,684	Franchise Group Parent, LLC[6]	—
9,684	Fusion LLC	358,308
18,775	Recovery Solutions Group, LLC[6]	413,054
28,769	Spirit Aviation Holdings, Inc.	432
		771,794
	CONSUMER, NON-CYCLICAL — 0.1%
448	Mallinckrodt PLC[4,6]	43,904
448	Par Health, Inc.[6]	2,744
9,044	Wellpath Holdings, Inc[6]	6,783
		53,431
	ENERGY — 0.4%
9,219	Enviva Holdings LP	180,346
100,000	Enviva Holdings LP6	—
		180,346
	TOTAL COMMON STOCKS
	(Cost $1,731,402)	1,005,571

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CONVERTIBLE CORPORATE BONDS — 1.2%
	CORPORATE — 1.2%
	COMMUNICATIONS — 1.2%
600,000	Grab Holdings Ltd. 0.000%, 6/15/2030[4,5]	$573,600
	TOTAL CORPORATE
	(Cost $592,023)	573,600

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $592,023)	573,600
	LEVERAGED LOANS — 21.3%
602,746	AMC Entertainment Holdings, Inc. 10.731% (1-Month Term SOFR+700 basis points), 1/4/2029[2,7,8]	606,669
300,000	AP Core Holdings II LLC 9.267% (1-Month Term SOFR+650 basis points), 5/8/2031[2,7,8]	300,787
	Asurion LLC
78,505	10.708% (1-Month Term SOFR+525 basis points), 1/22/2029[2,7,8]	78,042
696,456	7.923% (1-Month Term SOFR+425 basis points), 9/19/2030[2,7,8]	680,960
492,500	Chinos Intermediate 2 LLC 10.855% (1-Month Term SOFR+600 basis points), 9/29/2031[2,7,8]	409,302
391,000	Delivery Hero S.E. 5.130%, 12/20/2029[2,7,8]	396,132
441,346	Discovery Global Holdings, Inc. 6.231% (1-Month Term SOFR+250 basis points), 6/30/2033[2,7,8]	442,220
98,000	DS Parent, Inc. 9.463% (1-Month Term SOFR+550 basis points), 12/16/2030[2,7,8]	79,564
823,210	Enviva LLC 10.524% (1-Month Term SOFR+687.5 basis points), 12/6/2029[2,7,8]	833,245
450,000	Eyecare Partners LLC 10.043% (3-Month Term SOFR+575 basis points), 8/31/2028[7,8]	451,438
	First Brands Group LLC
836,135	10.671%, 6/29/2026[7,8]	2,609
334,775	14.129% (1-Month Term SOFR+155 basis points), 6/29/2026[7,8]	60,976
60,841	5.000% (3-Month Term SOFR+500 basis points), 3/30/2027[2,7,8]	107
328,138	10.591% (3-Month Term SOFR+500 basis points), 3/30/2027[2,7,8]	579
	Lasership, Inc.
152,241	10.732% (1-Month Term SOFR+700 basis points), 1/2/2029[7,8]	85,255
272,149	8.380% (1-Month Term SOFR+450 basis points), 8/10/2029[7,8]	22,452
957,168	8.380% (1-Month Term SOFR+450 basis points), 8/10/2029[7,8]	534,301
292,747	LendingTree, Inc. 8.841% (1-Month Term SOFR+425 basis points), 8/21/2030[2,7,8]	287,917
944,666	Likewize Corp. 10.350% (1-Month Term SOFR+575 basis points), 8/15/2029[2,7,8]	869,683
200,000	Michaels Cos., Inc. 8.800% (1-Month Term SOFR+500 basis points), 2/22/2033[2,7,8]	199,978
	Numericable U.S. LLC

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	LEVERAGED LOANS (Continued)
301,063	4.125% (1-Month Term SOFR+412.5 basis points), 4/28/2028[4,7,8]	$302,192
472,093	6.875% (1-Month Term SOFR+687.5 basis points), 5/15/2031[7,8]	481,096
250,000	Oregon Tool Lux LP 9.674% (3-Month Term SOFR+525 basis points), 10/15/2029[4,7,8]	251,719
338,866	Recovery Solutions Group LLC 12.800%, 1/27/2030[7,8]	336,220
629,688	Restaurant Brands International 5.607% (1-Month Term SOFR+125 basis points), 9/21/2028[4,7,8]	621,423
	Spirit Airlines, Inc.
196,044	11.620%, 7/14/2026[7,8]	3,921
651,891	11.620%, 7/14/2026[6,7,8]	182,529
57,021	11.637% (1-Month Term SOFR+800 basis points), 7/14/2026[7,8]	54,170
116,412	11.678%, 3/5/2029[7]	110,591
28,871	11.678%, 3/5/2029[7]	27,427
346,526	13.870%, 3/5/2029[7]	341,329
400,000	Tenneco, Inc. 8.625% (3-Month Term SOFR+500 basis points), 11/17/2028[2,7,8]	400,594
	Viasat, Inc.
520,472	9.833% (1-Month Term SOFR+450 basis points), 3/4/2029[2,7,8]	525,026
48,625	8.917% (1-Month Term SOFR+450 basis points), 5/30/2030[2,7,8]	49,023
167,654	Wellpath Holdings, Inc 13.798% (1-Month Term SOFR+950 basis points), 5/9/2030[6,7,8]	165,872
357,521	West Technology Group LLC 8.541% (3-Month Term SOFR+400 basis points), 4/10/2027[7,8]	60,398
	TOTAL LEVERAGED LOANS
	(Cost $13,123,407)	10,255,746

Number of Shares
	PREFERRED STOCKS — 0.2%
	CONSUMER, NON-CYCLICAL — 0.2%
8,763	Wellpath Holdings, Inc 0.000%, [6]	122,686
	TOTAL PREFERRED STOCKS
	(Cost $88,939)	122,686
	WARRANTS — 0.0%
	CONSUMER, CYCLICAL — 0.0%
5,680	Spirit Airlines, Expiration Date: March 12, 2030[6]	85
	TOTAL WARRANTS
	(Cost $—)	85
	SHORT-TERM INVESTMENTS — 6.4%
2,949,673	Fidelity Institutional Government Portfolio Class I, 3.69%[9]	2,949,673

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
145,819	Dreyfus Treasury Securities Cash Management, 3.39%[9]	$145,819
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,095,492)	3,095,492

	TOTAL INVESTMENTS — 98.0%
	(Cost $51,028,014)	$47,210,948
	Other Assets in Excess of Liabilities — 2.0%	959,025
	TOTAL NET ASSETS — 100.0%	$48,169,973

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

[1]	Local currency.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $23,309,693, which represents 48.39% of Net Assets.
[4]	Foreign security denominated in U.S. dollars.
[5]	Convertible security.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.57% of Net Assets. The total value of these securities is $755,128.
[7]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[8]	Floating rate security.
[9]	The rate is the annualized seven-day yield at period end.

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At July 31, 2026	Unrealized Appreciation (Depreciation)
Euro	Pershing, LLC.	EUR per USD	11/3/2026	(350,000)	$(402,955)	$(405,171)	$(2,216)
Euro	Pershing, LLC.	EUR per USD	8/12/2026	(450,000)	(520,920)	(519,170)	1,750
Euro	Pershing, LLC.	EUR per USD	8/31/2026	(420,000)	(480,480)	(484,933)	(4,453)
Euro	Pershing, LLC.	EUR per USD	9/17/2026	(105,000)	(120,260)	(121,318)	(1,058)
					(1,524,615)	(1,530,592)	(5,977)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,524,615)	$(1,530,592)	$(5,977)

EUR – Euro